Consolidated Statements of Shareholders' Equity - CAD ($)	Common Stock	Preferred Stock	Contributed Capital	Deficit	Accumulated Other Comprehensive Income	Total
Beginning Balance, Amount at Dec. 31, 2014	$ 65,792,307	$ 232,600	$ 6,400,789	$ (67,920,154)	$ 710,935	$ 35,621,651
Conversion of preferred shares and acquisition of intellectual property	18,680,600
Rights Offering
Issued upon exercise of stock options (Note 9)	335,946
Transfer from contributed capital upon exercise of stock options	242,700
Equity-based transaction with non-employee
Conversion to common shares		(232,600)
Recognition of stock based compensation expense			1,081,000
Contributed capital transferred to common shares upon exercise of stock options			(242,700)
Net loss and comprehensive loss for the year				10,540,228		10,540,228
Ending Balance, Amount at Dec. 31, 2015	85,051,553		7,239,089	(57,379,926)	710,935	35,621,651
Conversion of preferred shares and acquisition of intellectual property
Rights Offering
Issued upon exercise of stock options (Note 9)	498,970
Transfer from contributed capital upon exercise of stock options	415,870
Equity-based transaction with non-employee
Conversion to common shares
Recognition of stock based compensation expense			790,500
Contributed capital transferred to common shares upon exercise of stock options			(415,869)
Net loss and comprehensive loss for the year				(9,099,562)		(9,099,562)
Ending Balance, Amount at Dec. 31, 2016	85,966,393		7,613,719	(66,479,488)	710,934	27,811,560
Conversion of preferred shares and acquisition of intellectual property
Rights Offering	2,029,867
Issued upon exercise of stock options (Note 9)	35,995
Transfer from contributed capital upon exercise of stock options
Equity-based transaction with non-employee	89,031
Conversion to common shares
Recognition of stock based compensation expense			581,356
Contributed capital transferred to common shares upon exercise of stock options
Net loss and comprehensive loss for the year				(8,970,398)		(8,970,398)
Ending Balance, Amount at Dec. 31, 2017	$ 88,121,286		$ 8,195,075	$ (75,449,886)	$ 710,934	$ 21,577,409